UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)
1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)
Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Connor, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	September 30

Item 1 – Schedule of Investments.

Ameristock Mutual Fund
Schedule of Investments
9/30/2004 (Unaudited)

Industry		Company	Symbol	Shares or Principal Amount	Market Value

Common Stocks
Automotive	4.24%	Ford Motor Co.+	F	2,688,242	$37,769,800
		General Motors Corp.+	GM	907,520	38,551,450
Banking	15.05%	Bank of America Corp.+	BAC	1,752,754	75,946,831
		CitiGroup Inc.	C	1,333,816	58,847,962
		PNC Financial Services	PNC	585,686	31,685,613
		Wachovia Corp.+	WB	838,300	39,358,185
		Washington Mutual Inc.	WM	1,659,000	64,833,720
Capital Goods	7.69%	Boeing Co.+	BA	1,146,960	59,206,075
		Caterpillar Inc.+	CAT	111,700	8,986,265
		General Electric Co.+	GE	2,084,905	70,011,110
Chemicals & Fertilizer	5.30%	Dow Chemical Co.	DOW	956,880	43,231,838
		Du Pont de Nemours & Co.+	DD	1,216,600	52,070,480
Consumer Staples	11.87%	Albertsons Inc.+	ABS	1,883,500	45,072,155
		Coca-Cola Co.	KO	609,380	24,405,669
		McDonalds Corp.	MCD	779,700	21,854,991
		Pepsico Inc.	PEP	384,960	18,728,304
		Procter & Gamble Co.	PG	479,200	25,934,304
		Sara Lee Corp.	SLE	3,388,800	77,467,968
Diversified	0.86%	3M Co.	MMM	192,520	15,395,824
Electronics	6.39%	Agilent Technologies Inc.*+	A	807,200	17,411,304
		Dell Computer Corp.*	DELL	1,136,700	40,466,520
		Hewlett Packard Co.+	HQP	478,600	8,973,750
		Intel Corp.+	INTC	327,160	6,562,830
		International Business Machines	IBM	400,600	34,347,444
		Texas Instruments Inc.	TXN	336,000	7,150,080
Entertainment	0.48%	Walt Disney Co.+	DIS	384,070	8,660,779
Financial - Other	0.68%	Merril Lynch & Co.	MER	245,000	12,181,400
Healthcare - Products	17.40%	Abbott Laboratories	ABT	665,060	28,171,942
		Bristol-Myers Squibb Co.	BMY	2,715,740	64,281,566
		Hospira*	HSP	66,506	2,035,084
		Johnson & Johnson+	JNJ	573,680	32,315,394
		Merck & Co. Inc.	MRK	1,631,940	53,854,020
		Pfizer Inc.	PFE	2,138,680	65,443,608
		Wyeth+	WYE	1,787,000	66,833,800
Healthcare - Services	0.25%	Medco Health Solutions Inc.*	MHS	147,486	4,557,317
Insurance	2.08%	Allstate Corp.+	ALL	536,600	25,751,434
		American International Group	AIG	170,953	11,623,095
Oil & Gas	5.66%	BP PLC (ADR)	BP	542,308	31,198,979
		ChevronTexaco Corp.+	CVX	520,228	27,905,030
		Exxon Mobil Corp.	XOM	881,200	42,588,396
Retailing	1.95%	Home Depot Inc.+	HD	207,595	8,137,724
		Wal-Mart Stores Inc.+	WMT	506,200	26,929,840
Services - Data Processing	2.39%	Automatic Data Processing Inc.	ADP	1,040,600	42,997,592
Software	0.23%	Microsoft Corp.	MSFT	147,560	4,080,034
Telecommunications	6.66%	AT&T Wireless Services Inc.*	AWE	21,230	313,779
		Bell South Corp	BLS	764,800	20,741,376
		Comcast Corp.*+	CMCSA	852,422	24,072,397
		SBC Communications Inc.	SBC	1,668,343	43,293,501
		Verizon Communications Inc.	VZ	794,809	31,299,578
Thrift and Mortgage	3.54%	Fannie Mae+	FNM	1,003,370	63,613,658
Utilities	4.52%	Duke Energy Corp.+	DUK	3,551,333	81,290,012
Total Common Stocks	97.24%	(Cost $1,814,292,043)		50,051,396	$1,748,441,807

U.S. Government Agency Obligations		Federal Home Loan Bank Discount Note*, 1.35%, Due 10/01/2004		48,107,000	48,107,000
Total U.S. Government Agency Obligations	2.68%	(Cost $48,107,000)			48,107,000

Investments Purchased with Cash Proceeds From Securities Lending	23.90%

Commercial Paper - Discount
Edison Asset,		1.647%, Due 11/08/2004	10,000,000	9,980,200
Ford Credit,		1.655%, Due 10/22/2004	10,000,000	9,989,200
Main Street Warehouse,		1.843%, Due 10/20/2004	20,000,000	19,980,400
MBNA Credit,		1.764%, Due 10/26/2004	15,000,000	14,980,950
Park Granada LLC,		1.743%, Due 10/13/2004	15,000,000	14,990,400
Sigma Finance:		1.945%, Due 05/17/2005	7,000,000	6,907,390
		1.512%, Due 11/29/2004	10,000,000	9,969,500
				86,798,040

Commercial Paper - Interest Bearing
Concord Min Capital,		1.730%, Due 10/08/2004	18,000,000	18,000,000
Goldman Sachs,		1.955%, Due 04/22/2005	15,000,000	15,000,000
Leafs LLC,		1.821%, Due 04/20/2005	15,000,000	15,000,000
Lehman Brothers,		1.935%, Due 01/19/2005	7,000,000	7,000,000
Morgan Stanley:
		1.955%, Due 12/08/2004	4,000,000	4,000,000
		1.955%, Due 03/07/2005	6,000,000	6,000,000
		1.955%, Due 03/11/2005	8,000,000	8,000,000
				73,000,000
Corporate Bonds & Notes
Allstate Life Global,		1.750%, Due 07/15/2009	20,000,000	19,997,600
Bayer Lyndbk NY,		1.830%, Due 06/24/2005	10,000,000	9,999,300
Halogen Funding Co,		1.800%, Due 10/18/2005	18,000,000	18,000,000
Liquid Funding Ltd,		1.840%, Due 06/28/2005	20,000,000	19,997,200
Lloyds Institutional,		1.180%, Due 10/27/2004	15,000,000	15,000,000
Metlife Global Funding,		1.880%, Due 04/28/2008	12,000,000	12,003,120
Natexis Bank NY,		1.920%, Due 07/12/2005	15,000,000	15,000,000
Premium Asset,		1.740%, Due 06/01/2005	11,000,000	11,000,000
Rabobank Nederland,		2.015%, Due 03/02/2005	6,000,000	6,000,000
Svenska Handlsbnkn AB,		1.170%, Due 10/21/2004	15,000,000	15,000,000
				141,997,220
Corporate Paydown Securities
REMAC,		1.840%, Due 03/12/2025	10,000,000	10,000,000
				10,000,000
Mutual Funds
Merrill Lynch Premier Institutional Fund			10,000	10,000
				10,000
Repurchase Agreements
CS First Boston:
		1.920%, Due 10/01/2004	40,000,000	40,000,000
		1.935%, Due 10/01/2004	60,000,000	60,000,000
Lehman Brothers,		2.000%, Due 10/01/2004	18,000,000	18,000,000
				118,000,000
Total Investments Purchased with Cash Proceeds From Securities Lending		(Cost $429,778,481)		$429,805,260

Total Investments	123.82%	(Cost $2,292,177,524)		$2,226,354,067

Liabilities in Excess of Other Assets	-23.82%			$(428,354,571)

Net Assets	100.00%	Equivalent to $38.83 per share on 46,306,203 Shares of Capital Stock Outstanding		$1,797,999,496

* Non-Income Producing

+ This Security or a portion of this security is out on loan at September 30, 2004.

Total loaned securities had a market value of $407,764,483 at September 30, 2004

The accompanying notes are an integral part of the financial statements

AMERISTOCK MUTUAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2004 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a nonexchange listed security does not trade on a particular day, or if a last sales price or Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Funds’ pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.  In the absence of available quotations the securities will be priced at “fair value”.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees.

Security transactions are recorded on the dates transactions are entered into, which is the trade date.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER

Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholders distributions be reclassified to paid-in-capital or gains/losses.

REPURCHASE AGREEMENTS

The Ameristock Mutual Fund, Inc., through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least 102% of the resale price. The Fund’s adviser is responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the resale price.

UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of September 30, 2004	Ameristock Mutual Fund, Inc.
Gross Appreciation (excess of value over tax cost)	$201,739,443
Gross Depreciation (excess of tax cost over value)	(267,589,680)
Net Unrealized Depreciation	(65,850,237)
Cost of Investments for Income Tax Purposes	$2,292,177,524

SECURITIES LENDING

The Ameristock Mutual Fund, Inc. receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned plus accrued interest. Gain or loss in the market value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2004, the Ameristock Mutual Fund, Inc. loaned equity securities having a fair value of $407,764,483 and received commercial paper, corporate bonds and notes, corporate paydown securities, mutual funds and repurchase agreements for the loan of $429,805,260.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President and Treasurer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President and Treasurer

Date:	November 24, 2004

3